RELATED PARTY TRANSACTIONS, Promissory Note (Details) - USD ($)		11 Months Ended	12 Months Ended
	Feb. 17, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 10, 2020
Related Party Transactions [Abstract]
Repayment of debt to related party		$ 0	$ 250,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Related party transaction				$ 250,000
Repayment of debt to related party	$ 250,000